Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Advertising expense	403,600	398,842
Net operating loss carry-forward	224,193	241,440
Accrued expenses	24,601	23,125
Impairment on long-term investments	20,929	22,367
Less: valuation allowance	(638,980)	(654,033)

Deferred tax assets, net	34,343	31,741

Deferred tax liabilities:
Intangible assets acquired	5,327	4,073
Accelerated tax depreciation	4,999	5,216
Withholding income tax	11,685	15,698

Deferred tax liabilities, net	22,011	24,987

Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax
Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net (loss) income before provision for income tax	(2,095,064)	2,031,217	2,652,361
PRC statutory tax rate	25%	25%	25%
Income tax (benefit) expense at statutory tax rate	(523,766)	507,804	663,090
Permanent differences and Research and development super-deduction	(55,871)	(34,966)	(76,414)
Change in valuation allowance	118,570	64,389	31,283
Effect of income tax rate difference in other jurisdictions	1,201,729	35,564	41,854
Effect of tax holidays and preferential tax rates	(195,209)	(147,894)	(213,804)
Effect of the preferential tax rate adjustment of prior year’s EIT	(60,325)	(26,873)	—
Effect of PRC withholding tax	337,428	164,257	184,014

Provision for income tax	822,556	562,281	630,023

Increase in Income Tax Expenses and Net Income Per Share Amounts
If Beijing Momo IT, Chengdu Momo and Tantan Technology did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2021, 2022 and 2023, the increase in income tax expenses and resulting net (loss) income per share amounts would be as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Increase in income tax expenses	195,209	147,894	213,804
Net (loss) income per ordinary share attributable to Hello Group Inc. - basic	(7.68)	3.43	4.62
Net (loss) income per ordinary share attributable to Hello Group Inc. - diluted	(7.68)	3.30	4.39